Accounting policies, changes in accounting estimates and errors (Policies)	12 Months Ended
Dec. 31, 2020
Disclosure of voluntary change in accounting policy [abstract]
Basis of preparation of the consolidated financial statements
2.1.    Basis of preparation of the consolidated financial statements
These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and disclose all (and only) the applicable significant information related to the financial statements, which is consistent with the information utilized by management in the performance of its duties. The consolidated financial statements are presented in thousands of Brazilian reais, unless otherwise indicated, which is the functional currency of PagSeguro Group.
The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities measured at fair value.
The preparation of financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying PagSeguro Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in Note 3.
These consolidated financial statements as of December 31, 2020 and 2019 and for the three years ended December 2020, were authorized for issuance by PagSeguro Digital’s Board of Directors on March 18, 2021.

Basis of consolidation
2.2.    Basis of consolidation
PagSeguro Group consolidates all entities over which it has control. Control is achieved when PagSeguro Group is exposed or has rights to variable returns with its involvement with the investee and can affect those returns through its power over the investee’s relevant activities.
Subsidiaries are all entities over which PagSeguro Digital has control. Subsidiaries are fully consolidated from the date PagSeguro Group obtains control of the subsidiary and ceases when PagSeguro Group loses control of the subsidiary. The subsidiaries included in the consolidation are described in Note 4.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

Foreign currencies
2.3.    Foreign currencies
i)Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency sport rates of exchange at the reporting date. Foreign exchange gains and losses resulting from the settlement of these transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income.
Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
ii)Group companies
On consolidation, the assets and liabilities of foreign operations are translated into Reais at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at exchange rates prevailing at the dates of the transactions. The exchange differences arising on translation for consolidation are recognized in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss.

Cash and cash equivalents	2.4. Cash and cash equivalentsCash and cash equivalents are held for the purpose of meeting short-term cash needs and not for investment or any other purposes. PagSeguro Group classifies as cash equivalents a financial investment that can be immediately converted into a known amount of cash and is subject to immaterial risk of change in value. PagSeguro Group classifies financial instruments with original maturities of three months or less as cash equivalents.
Financial instruments—initial recognition and subsequent measurement
2.5.    Financial instruments – initial recognition and subsequent measurement
i)Financial assets
Initial recognition and measurement
Financial assets are classified, at initial recognition and subsequently measured at amortized cost, fair value through other comprehensive income (“OCI”), and fair value through profit or loss. The classification depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.
For a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets to collect contractual cash flows while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling (such as the financial investment disclosed on Note 7).
Financial assets include cash and cash equivalents, financial investments, accounts receivable, judicial deposits and other receivables.
Subsequent measurement
The subsequent measurement of financial assets depends on their classification, which may be (i) financial assets at amortized cost; (ii) financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments); (iii) financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments); and (iv) financial assets at fair value through profit or loss.
Financial assets at amortized cost
Financial assets at amortized cost relating to debt instruments are subsequently measured using the effective interest method and are subject to impairment. Financial assets at amortized cost relating to equity instruments are measured at cost of acquisition. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost includes cash and cash equivalents, accounts receivable, judicial deposits, investments and other receivables.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss are presented at fair value in the balance sheet, with the corresponding gains or losses recognized in the statement of income. The Group does not hold any financial asset within this category.
2.5.    Financial instruments—initial recognition and subsequent measurement (Continued)
Financial assets at fair value through OCI
For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss.
The Group’s debt instruments at fair value through OCI includes investments in Brazilian Treasury Bonds, as disclosed in Note 7.
Financial assets designated at fair value through OCI (equity instruments)
Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis. Gains and losses on these financial assets are never recycled to profit or loss. The Group does not hold any financial asset within this category.
Derecognition
A financial asset or, where applicable, a part of a financial asset or part of a group of similar financial assets, is derecognized when:
•The rights to receive cash flows from the asset expire; or
•PagSeguro Group transfers its rights to receive cash flows from the asset, or assumes an obligation to pay the received cash flows in full to a third party under a “pass-through” arrangement; and (a) transfers virtually all the risks and benefits of the asset, or (b) neither transfers nor retains virtually all the risks and benefits of the asset, but transfers control of the asset.
When PagSeguro Group has transferred its rights to receive cash flows from an asset and has not transferred or retained substantially all the risks and benefits of the asset, this asset is recognized to the extent of PagSeguro Group’s continuing involvement in the asset. In such case, PagSeguro Group also recognizes an associated liability.
The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that PagSeguro Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of the consideration that PagSeguro Group may be required to repay.
ii)Impairment of financial assets
PagSeguro Group assesses, at the balance sheet date, if there is objective evidence that a financial asset or a group of financial assets is impaired. The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
The Group applies a credit risk policy taking into consideration the possibility of default by: (a) the card issuers, which have the obligation of transferring to the credit and debit card labels the fees charged for the transactions carried out by their card holders, and/or (b) the acquirers, which are used by the PagSeguro Group to approve transactions with the issuers. To mitigate this risk, the PagSeguro Group has established a Credit and Liquidity Risk Committee, whose responsibility is to assess the level of risk of each of the card issuers served by PagSeguro Group, as discussed in Note 25.
For debt instruments at fair value through OCI, the Group applies the low credit risk simplification. At every reporting date, the Group evaluates whether the debt instrument is considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort. In making that evaluation, the Group reassesses the internal credit rating of the debt instrument. The Group’s debt instruments at fair value through OCI comprise solely investments in Brazilian Treasury Bonds, considered to be low credit risk investments.
iii)Financial liabilities
Initial recognition and measurement
Financial liabilities are classified at initial recognition, as financial liabilities at fair value through profit or loss, or amortized cost. PagSeguro Group determines the classification of its financial liabilities at initial recognition.
Financial liabilities include payables to third parties, payables to related parties, trade payables and other payables.
Subsequent measurement
The subsequent measurement of financial liabilities depends on their classification, which may be as follows:
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include held-for-trading financial liabilities and financial liabilities designated at fair value through profit or loss at initial recognition.
Financial liabilities are classified as held-for-trading if acquired for sale in the short term. This category includes derivative financial instruments which do not meet the hedge accounting criteria defined by IFRS 9 – Financial Instruments.
Gains and losses on held-for-trading liabilities are recognized in the statement of income.
Financial liabilities at amortized cost
After initial recognition, interest-bearing borrowings are subsequently measured at amortized cost, using the effective interest rate method, and are recognized in the statement of income.
Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in “Financial expenses” in the statement of income.
Derecognition
A financial liability is derecognized when the obligation is discharged, canceled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and recognition of a new liability, and the difference in the respective carrying amounts is recognized in the statement of income.
iv)Financial instruments – offsetting
Financial assets and liabilities are presented net in the balance sheet if, and only if, there is an existing and enforceable legal right to offset the amounts recognized and an intention to offset or to realize the asset and settle the liability simultaneously.
v)Fair value of financial instruments
The fair value of financial instruments actively traded in organized markets is determined based on quoted market prices at the balance sheet date, without a deduction of transaction costs.
The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These techniques include the use of recent arm’s length transactions, reference to other similar instruments, discounted cash flow analysis or other valuation methods.
vi)Current versus non-current classification
The PagSeguro Group presents financial assets and liabilities in the balance sheet based on current and non-current classification. An asset is current when it is: (i) expected to be realized or intended to be sold or consumed in the normal operating cycle; (ii) held primarily for the purpose of trading; (iii) expected to be realized within twelve months after the reporting period; or (iv) cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.
A liability is current when: (i) it is expected to be settled in the normal operating cycle; (ii) it is held primarily for the purpose of trading; (iii) it is due to be settled within twelve months after the reporting period; or (iv) there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

Accounts receivable
2.6.    Accounts receivable
Accounts receivable include mainly the receivables from credit/debit card issuers and acquirers originated from transactions through PagSeguro Group payment platform and credit operations.
Based on PagSeguro Brazil’s risk assessment, the expected credit loss is not material since the accounts receivable is mainly comprised of transactions approved by large financial institutions that have a low overall risk level based on ratings received from major credit rating agencies. Additionally, these financial institutions are the legal obligors to the accounts receivable. (note 25).
For debit and credit cards receivables from our clients, the credit risk is low based on historical credit losses and is updated considering other external factors, such as credit ratings assigned by FITCH, S&P and Moody’s.
Accounts receivable are initially recorded at the present value of expected future cash flows. The accounts receivable from installment transactions are recorded at the estimated present value of future cash flows based on the contractual terms of the transaction.
PagSeguro Group incurs financial expenses when an election to receive early payment of accounts receivable from financial institutions is made. This financial expense is recognized at the time the financial institution agrees to liquidate the accounts receivable due in installments on a prepaid basis, and it is recorded as Financial expenses in the statement of income.
Inventories	2.7. Inventories Inventories consist of POS devices. Inventories are stated at historical cost. The Company used the average cost method to account for inventories’ cost.
Property and equipment
2.8.    Property and equipment
Property and equipment is stated at historical cost, net of accumulated depreciation and accumulated impairment losses, if any. Historical cost includes expenditures that are directly attributable to the acquisition of the items and may also include finance costs related to the acquisition of qualifying assets.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with these costs will flow to PagSeguro Group and that such benefits can be reliably measured. The carrying amount of replaced items or parts is derecognized. All other repairs and maintenance expenses are charged to the statement of income during the year in which they are incurred.
The assets’ residual values and useful lives are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate. Depreciation is calculated using the straight-line method, based on the estimated useful lives, as shown below:

Data processing equipment (includes the POS devices)	2.5 to 5 years
Building leasings	10 years
Machinery and equipment	5 to 10 years
Other assets	5 to 10 years
During 2020, the Company reviewed the estimated useful lives of these assets and no significant change was identified.
An item of property and equipment is derecognized upon disposal or when future economic benefits are expected from its use or disposal. Any gain or loss on disposal (calculated as the difference between the net disposal proceeds with the carrying amount of the asset) is recognized within “Other (expenses) income, net” in the statement of income when an asset is derecognized.
An asset’s carrying amount is immediately written down to its recoverable amount when the asset’s carrying amount is greater than its estimated recoverable amount. See note 2.10.

Intangible assets
2.9.    Intangible assets
Software licenses are recorded at historical cost. Software licenses are amortized on the straight-line basis over the estimated useful life of the software which is approximately five years.
Costs associated with maintaining computer software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by PagSeguro Group are recognized as intangible assets.
Directly attributable costs relating to internal development of software are capitalized as part of the software product, which mainly includes costs incurred with employees and third-party contracted services.
Other development expenditures that do not meet the capitalization criteria are expensed as incurred. Development costs previously recorded as an expense are not recognized as an asset in a subsequent period and are included in the income statement.
Capitalized computer software development costs are amortized over their estimated useful lives which are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate. In 2019 the useful life of software’s developed was changed from three years to five years from the date that technological feasibility is met. This change was based on the following assumptions: i) business strategy, ii) history of use of goods/technology, iii) guarantee of suppliers, iv) technical quality of assets and v) preventive maintenance.
Impairment of non-financial assets
2.10. Impairment of non-financial assets
The PagSeguro Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the PagSeguro Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used.
The Group bases its impairment calculation on most recent budgets and forecast calculations. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.
For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Goodwill is impaired when the recoverable amount of the CGU is less than it is carrying amount, an impairment loss is recognized.

Payables to third parties
2.11. Payables to third parties
Payables to third parties refer to funds payable and amounts due to merchants that use PagSeguro Brazil platform. PagSeguro Group recognizes a liability for the transaction amount, net of the transaction cost that will be made available to the merchant on its PagSeguro account. The payables to third parties from installment transactions are estimated based on the present value of the future cash flows, using average appropriate terms and rates, which are in accordance with the terms of these transactions.

Deposits
2.12. Deposits
The PagSeguro Group has sell-buy back transactions (sales of financial assets with future repurchase agreement). Such repurchase agreements are recorded in term deposits accounts when refers to certificate deposits operations and interbank deposits accounts for financial letter issuance purposes. The difference between sale price and repurchase price is treated as interest and it is recognized during the term of the agreement by effective interest rate method.

Provisions
2.13. Provisions
Provisions are recognized when PagSeguro Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. When PagSeguro Group expects the value of a provision to be reimbursed, in whole or in part (for example, due to an insurance contract) the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. Expenses associated with any provisions are presented in the statement of income, net of any reimbursements. PagSeguro Group is a party to legal and administrative proceedings.
Provisions are established for all contingencies related to lawsuits for which it is probable that an outflow of funds will be necessary to settle the contingency/obligation and a reasonable estimate can be made. The assessment of the likelihood of loss includes the evaluation of available evidence, the hierarchy of laws, available case law, recent court decisions and their importance in the legal system, as well as the opinion of outside legal counsel. The provisions are reviewed and adjusted to reflect changes in circumstances.
Revenue and income
2.14. Revenue and income
Revenue from contract with customers is recognized as control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services in the ordinary course of PagSeguro Group’s activities. Revenue is presented net of sales and excise taxes and returns.
PagSeguro Group’s revenue from contract with customers substantially comprises:
•Revenue from transaction activities and other services: Revenue from fees charged for intermediation of electronic payments, and other services such as prepaid cards, which are recognized at the time the purchase is approved by the financial institution. Revenues from fees charged for intermediation of electronic payments are recognized on a gross basis and related transaction costs are recognized as Cost of sales and services, since PagSeguro Group is the principal in the intermediation transaction. PagSeguro Group has primary responsibility for providing the services to customers and directly sets the prices for such services, independently from the related transaction costs agreed between PagSeguro Group and the card schemes or card issuers.
•Revenue from sales (recognized until August 30, 2019): Revenue from sales of POS devices and similar items, which is recognized when control of a good is transferred to the customers, i.e., on delivery of the equipment. Under Brazilian consumer law, clients have seven days after ordering Point of Sale equipment (“POS devices”) to cancel the purchase. Returns of devices are accounted for as deductions from revenue from sales at the time the equipment is returned. Revenue is recognized at the point in time when control of the asset is transferred to the customer, generally on delivery of the equipment at the customer’s location.
•Revenue from membership fee: Beginning on September 1st, 2019, the Company charges a non-refundable membership fee at the inception of the contract with customers that provides access to the PagSeguro Group ecosystem. Revenue related to the non-refundable membership fee has been deferred according to the PagSeguro clients’ internal metrics and recognized in deferred revenues.
•Income is mostly comprised of financial income recognized because of the discount rate charged on the early payments of payables to third parties (merchants). The income is recognized at the time the merchant agrees to receive a sale in installments on an early payment basis, and it is recorded as financial income in the statement of income.

Current and deferred income tax and social contribution
2.15. Current and deferred income tax and social contribution
Current income tax and social contribution
Tax assets and liabilities for the current year are calculated based on the expected recoverable amount or the amount payable to the tax authorities. The tax rates and tax laws used to calculate the amount are those enacted or substantively enacted at the balance sheet date in the countries where PagSeguro Group operates and generates taxable income.
Current income tax and social contribution related to items recognized directly in equity are recognized in equity. PagSeguro Group periodically evaluates the tax positions involving interpretation of tax regulations and establishes provisions when appropriate.
Deferred taxes
Deferred taxes arise from temporary differences between the tax bases of assets and liabilities and their carrying amounts at the balance sheet date.
Deferred tax liabilities are recognized for all temporary taxable differences, except in the following situations:
•When the deferred tax liability arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit; and
•On temporary tax differences related to investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred tax assets are recognized on all deductible temporary differences and tax loss carryforwards, to the extent that it is probable that taxable profit will be available against which they can be offset, except:
•When the deferred tax asset related to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss; and
•On the deductible temporary differences associated with investments in subsidiaries. Deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and that taxable profit will be available against which the temporary differences can be utilized.
The carrying amount of deferred tax assets is reviewed at each reporting date and a deferred tax asset is recognized to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred tax assets to be utilized. Unrecognized deferred tax assets are re-assessed, at each reporting date and are recognized to the extent that it has become probable that future taxable profits will be available to allow their utilization.
Based on the local law of the Cayman Islands (specifically, the Companies Law of 1960), there is no taxation on the income earned by companies organized in this jurisdiction. Therefore, PagSeguro Digital has no income tax impacts in the Cayman Islands.
For the subsidiaries of PagSeguro Digital, deferred tax assets and liabilities are measured using the prevailing tax rates in the year in which the assets will be realized, and the liabilities will be settled. The currently defined tax rates of 25% for income tax and 9% for social contribution are used to calculate deferred taxes, except for BancoSeguro, which currently defined tax rates of 25% for income tax and 20% for social contribution.
Deferred tax assets and liabilities are presented on a net basis when there is legally or contractually enforceable right to offset the tax asset against the tax liability, and the deferred taxes are related to the same taxable entity and subject to the same tax authority.

Employee benefits—Profit sharing
2.16. Employee benefits – Profit sharing
PagSeguro Group recognizes a liability and an expense for profit sharing subject to achievement of operational targets and performance established and approved at the beginning of each fiscal year. PagSeguro Group recognizes a provision when contractually obliged or when there is a past practice that has created a constructive obligation.

Business combination and goodwill
2.17. Business combination and goodwill
PagSeguro Group accounts for business combinations using the acquisition method. The cost of an acquisition is measured as the sum of the consideration transferred, based on its fair value on the acquisition date. Costs directly attributable to the acquisition are expensed as incurred. The assets acquired, and liabilities assumed are measured at fair value, classified and allocated according to the contractual terms, economic circumstances and relevant conditions on the acquisition date. PagSeguro Group recognizes any non-controlling interest in the acquired business either at fair value or at the non-controlling interest’s proportionate share of the fair value of the acquired businesses’ identifiable net assets. Non-controlling interests are determined upon each acquisition. Acquisition-related costs are accounted for in the statement of income as incurred.
Goodwill is measured as the excess of the consideration transferred over the fair value of net assets acquired. If the consideration transferred is smaller than the fair value of net assets acquired, the difference is recognized as a gain on bargain purchase in the statement of income. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.
Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the statement of profit or loss in accordance with IFRS 9.

Treasury shares
2.18. Treasury shares
Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the PagSeguro Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in equity.

Share-based payments (LTIP and LTIP Goals)
2.19. Share-based payments (LTIP and LTIP Goals)
Members of the Company’s management participate in a Long-Term Incentive Plan, or LTIP, which was established by UOL for its group companies on July 29, 2015 and has been adopted by PagSeguro Digital. Beneficiaries under the LTIP are selected by UOL’s LTIP Committee, which consists of the Chairman and two officers of UOL and are submitted to our Board of Directors for adoption. In this plan employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions). The cost of equity-settled transactions is determined by the fair value at the date when the grant is made.
That cost is recognized in personnel expenses (Note 23), together with a corresponding increase in equity over the period in which the service is fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense in the statement of profit or loss represents the movement in cumulative expense recognized as at the beginning and end of the year. No expense is recognized for awards that do not ultimately vest because service conditions have not been met.
The LTIP-Goals plan was established at PagSeguro Brazil on December 18, 2018, as approved by the Company’s board of directors, and last amended by the Company’s board of directors on January 19, 2021. Beneficiaries under the LTIP-Goals plan are granted awards, which may be payable in cash, Class A common shares or a combination of the two, at the discretion of the LTIP-Goals Committee based on the goals established in the Company’s corporate results-sharing plan for any given year. If any portion of an award is payable in cash, the relevant amount in Brazilian Reais was determined on the last business day of January for awards related to 2019 and 2020. For awards related to 2021 and beyond, the LTIP-Goals Committee will set a determination date that falls no later than on the last business day of March following the year for which such amount was awarded. Under the LTIP-Goals plan, the relevant payment shall be made and/or Class A common shares delivered within 10 business days of that determination date.

New accounting pronouncements
2.20. New accounting standards not yet effective
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of our consolidated financial statements are disclosed below. We intend to adopt these new and amended standards and interpretations, if applicable, when they become effective.
IFRS 17 Insurance Contracts
In May 2017, the IASB issued IFRS 17 Insurance Contracts (IFRS 17), a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation, and disclosure. Once effective as from January 1, IFRS 17 will replace IFRS 4 Insurance Contracts (IFRS 4) that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. The Group does not expect the new standard to materially impact its results of operations.
2.21. New accounting standards adopted in 2020.
The accounting policies adopted in the preparation of the Consolidated financial statements for the year ended December 31, 2020 are consistent with those adopted for the year ended December 31, 2019, except for the changes required by the pronouncements, interpretations and standards which became effective on January 1, 2020, as described below.
Amendments to IFRS 3: Definition of a Business
In October 2018, the IASB issued amendments to the definition of a business in IFRS 3 Business Combinations to help entities determine whether an acquired set of activities and assets is a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants can replace any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test. The amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period.
Amendments to IAS 1: Definition of Material
IASB has made amendments to IAS 1 – Presentation of Financial Statements which use a consistent definition of materiality throughout International Financial Reporting Standards and the Conceptual Framework for Financial Reporting, clarify when information is material and incorporate some of the guidance in IAS 1 about immaterial information.
In particular, the amendments clarify: That the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information, and that an entity assesses materiality in the context of the financial statements as a whole, and the meaning of ‘primary users of general purpose financial statements' to whom those financial statements are directed, by defining them as ‘existing and potential investors, lenders and other creditors' that must rely on general purpose financial statements for much of the financial information they need.
The Group has adopted the amendments on its effective date, January 1, 2020 and did not have a material impact on our consolidated financial statements and disclosures.
IFRS 16–Leases
This standard requires lessees to recognize the liability of the future payments and the right of use of the leased asset for virtually all lease contracts, including operating leases. Certain short-term and low-value contracts may be out of the scope of this new standard. The criteria for recognition and measurement of leases in the financial statements of the lessors are substantially maintained. IFRS 16 is effective for years beginning on or after January 1, 2019 and replaces IAS 17–“Leases” and related interpretations. Management has performed an assessment and did not identify any material impacts in the implementation. In January 2020, PagSeguro entered into a lease agreement and recorded in their financial statements, the office (right-of-use) in the amount of R$79,718, which was calculated considering the discount rate of 2.15% per year. Consequently, in December 2020, PagSeguro have a liability in other liabilities (R$12,833 as current other liabilities and R$59,223 as non-current other liabilities) and an asset in property and equipment.
Additionally, recognized R$12,239 in administrative expenses (depreciation), R$699 in financial expenses in the twelve-month period ended December 31, 2020 and also amortized R$11,490 as the payment of th